As filed with the Securities and Exchange Commission on August 28, 2024

1933 Act Registration No. 333-180871

1940 Act Registration No. 811-22700

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 261	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 263	☒

Exchange Listed Funds Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Address of Principal Executive Offices, Zip Code)

(405) 778-8377

(Registrant’s Telephone Number, including Area Code)

J. Garrett Stevens

Exchange Listed Funds Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Name and Address of Agent for Service)

Copies to:

Morrison Warren, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

Richard Coyle, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On September 6, 2024 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 261 to the Registration Statement on Form N-1A of Exchange Listed Funds Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until September 6, 2024, the effectiveness of Post-Effective Amendment No. 249 (“PEA No. 249”), which was filed with the Commission via EDGAR (Accession No. 0001213900-24-013978) on February 14, 2024, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 249 by means of this filing, Parts A, B and C of PEA No. 249 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Stratified LargeCap Index ETF and Stratified LargeCap Hedged ETF is incorporated herein by reference to Part A of PEA No. 249.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Stratified LargeCap Index ETF and Stratified LargeCap Hedged ETF is incorporated herein by reference to Part B of PEA No. 249.

PART C – OTHER INFORMATION

The Part C for the Stratified LargeCap Index ETF and Stratified LargeCap Hedged ETF is incorporated herein by reference to Part C of PEA No. 249.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 261 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oklahoma, State of Oklahoma on this 28th day of August 2024.

Exchange Listed Funds Trust

/s/ J. Garrett Stevens
J. Garrett Stevens
Trustee and President (Principal Executive Officer)

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 261 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ J. Garrett Stevens	Trustee and President	August 28, 2024
J. Garrett Stevens	(Principal Executive Officer)

/s/ Christopher Roleke	Treasurer	August 28, 2024
Christopher Roleke	(Principal Financial and Accounting Officer)

*	Trustee	August 28, 2024
Linda Petrone

*	Trustee	August 28, 2024
Stuart Strauss

*	Trustee	August 28, 2024
Timothy J. Jacoby

* /s/ J. Garrett Stevens		August 28, 2024
J. Garrett Stevens

*	Attorney-in-Fact, pursuant to power of attorney.